Cash Flow Information - Change in Liabilities Arising From Financing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of non-cash investing activities [line items]
Beginning balance	$ 202,279,392	$ 6,606,120	$ 227,176,140	$ 209,117,966
Net financing cash flows	(11,954,082)	(390,401)	(32,224,610)	21,435,763
Interest under operating activities	22	1	1,394	800
Rent expense under operating activities			(1,904)	(184)
Equity components of convertible bonds and embedded derivative liability	(412,264)	(13,464)	(1,092,004)	(399,955)
Non-cash changes
Additions to lease liabilities	1,644,665	53,712	1,379,342	2,037,665
Amortization of issuance cost	411,116	13,426	297,446	351,262
Convertible bonds issued by subsidiaries and converted to ordinary shares	(228)	(8)	(171)	(102)
Lease modifications	(113,514)	(3,707)	(117,549)	(58,799)
Adjustments for government subsidy	(1,002)	(33)	(46,672)
Acquisition through business combinations and subsidiaries (Note 29)	143,629	4,691		180,745
Disposal of subsidiaries (Note 30)				(2,475,660)
Reclassification	(8,226)	(269)		380,292
Effects of foreign currency exchange	(255,785)	(8,354)	6,907,980	(3,393,653)
Ending balance	191,733,723	6,261,714	202,279,392	227,176,140
Income tax paid
Operating activities	15,474,646	505,377	14,250,527	7,423,947
Investing activities	0	0	842,440	570,700
Total taxes paid	15,474,646	505,377	15,092,967	7,994,647
Short-term borrowings [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	46,731,130	1,526,163	41,036,429	34,597,858
Net financing cash flows	3,231,840	105,547	1,866,253	10,043,398
Non-cash changes
Acquisition through business combinations and subsidiaries (Note 29)				0
Disposal of subsidiaries (Note 30)				(2,443,005)
Long-term borrowings transferred to short-term borrowings			1,522,294
Effects of foreign currency exchange	291,218	9,511	2,306,154	(1,161,822)
Ending balance	50,254,188	1,641,221	46,731,130	41,036,429
Short-term Bills Payable [member]
Disclosure of non-cash investing activities [line items]
Net financing cash flows	2,787,340	91,030
Non-cash changes
Ending balance	2,787,340	91,030
Bonds Payable [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	47,850,324	1,562,715	52,267,337	56,253,554
Net financing cash flows	(2,573,366)	(84,042)	(3,539,423)	(3,719,057)
Equity components of convertible bonds and embedded derivative liability	(412,264)	(13,464)	(1,092,004)	(399,955)
Non-cash changes
Amortization of issuance cost	319,578	10,437	182,759	126,283
Convertible bonds issued by subsidiaries and converted to ordinary shares	(228)	(8)	(171)	(102)
Effects of foreign currency exchange	(174,558)	(5,701)	31,826	6,614
Ending balance	45,009,486	1,469,937	47,850,324	52,267,337
Long-term borrowings [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	99,989,451	3,265,495	126,472,490	112,390,724
Net financing cash flows	(14,263,230)	(465,814)	(29,516,421)	16,018,825
Non-cash changes
Amortization of issuance cost	91,538	2,989	114,687	224,979
Adjustments for government subsidy	(1,002)	(33)	(46,672)
Disposal of subsidiaries (Note 30)				0
Long-term borrowings transferred to short-term borrowings			(1,522,294)
Effects of foreign currency exchange	(356,054)	(11,628)	4,487,661	(2,162,038)
Ending balance	85,460,703	2,791,009	99,989,451	126,472,490
Lease liabilities [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	7,708,487	251,747	7,399,884	5,875,830
Net financing cash flows	(1,136,666)	(37,122)	(1,035,019)	(907,403)
Interest under operating activities	22	1	1,394	800
Rent expense under operating activities			(1,904)	(184)
Non-cash changes
Additions to lease liabilities	1,644,665	53,712	1,379,342	2,037,665
Lease modifications	(113,514)	(3,707)	(117,549)	(58,799)
Acquisition through business combinations and subsidiaries (Note 29)				180,745
Disposal of subsidiaries (Note 30)				(32,655)
Reclassification	(8,226)	(269)		380,292
Effects of foreign currency exchange	(16,391)	(536)	82,339	(76,407)
Ending balance	$ 8,222,006	$ 268,517	$ 7,708,487	$ 7,399,884